Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Trade and Other Payables	Trade and Other Payables
Information regarding Trade and other payables was as follows:

As of December 31,	2022 $000s	2021 $000s
Trade payables	26,504	11,346
Accrued expenses	24,518	17,309
Income tax payable	57	57
Liability settled share based awards	1,805	4,703
Other	1,957	2,403
Total trade and other payables	54,840	35,817